Segment information	12 Months Ended
Dec. 31, 2022
General Information and Statement of IFRS Compliance [Abstract]
Segment information
2. Segment information
The Group is a leading worldwide creative transformation organisation offering national and multinational clients a comprehensive range of communications, experience, commerce and technology services. Substantially all of the Group’s revenue is from contracts with customers.
Reportable segments
The Group is organised into three reportable segments – Global Integrated Agencies, Public Relations and Specialist Agencies.

IFRS 8 Operating Segments requires operating segments to be identified on the same basis as is used internally for the review of performance and allocation of resources by the Group’s Chief Executive Officer (the Chief Operating Decision Maker). Provided certain quantitative and qualitative criteria are fulfilled, IFRS 8 permits aggregation of these components into reportable segments for the purposes of disclosure in the Group’s financial statements. In assessing the Group’s reportable segments, the Directors have had regard to the similar economic characteristics of certain operating segments, their shared client bases, the similar nature of their products or services and their long-term margins, amongst other factors.

Reported contributions were as follows:

	Revenue[2]	Revenue less pass-through costs[3]	Headline operating profit[4]
	£m	£m	£m
2022
Global Integrated Agencies	12,191.0	9,742.8	1,432.4
Public Relations	1,228.3	1,157.0	190.8
Specialist Agencies	1,009.4	899.5	118.6
	14,428.7		1,741.8
2021[1]
Global Integrated Agencies	10,890.5	8,683.1	1,221.8
Public Relations	959.0	909.7	143.1
Specialist Agencies	951.6	804.4	128.6
	12,801.1		1,493.5
2020[1]
Global Integrated Agencies	10,329.0	8,247.8	1,070.3
Public Relations	892.9	854.4	141.3
Specialist Agencies	780.9	659.8	48.9
	12,002.8		1,260.5
Notes
[1]Prior year figures have been re-presented to reflect the reallocation of a number of businesses between Global Integrated Agencies and Specialist Agencies.
[2]Intersegment sales have not been separately disclosed as they are not material.
[3]Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.
4A reconciliation from reported profit/(loss) before tax to headline operating profit is provided in note 31.

	Share-based payments	Capital additions[1]	Depreciation and amortisation[2]	Goodwill impairment	Loss/(earnings) from associates -after interest and tax	Interests in associates and joint ventures
	£m	£m	£m	£m	£m	£m
2022
Global Integrated Agencies	100.5	193.8	372.9	—	10.8	80.1
Public Relations	14.7	11.0	36.7	3.7	0.5	0.1
Specialist Agencies	6.8	18.5	41.4	34.2	(71.7)	224.9
	122.0	223.3	451.0	37.9	(60.4)	305.1
2021
Global Integrated Agencies	92.3	252.7	372.8	—	22.7	115.2
Public Relations	4.8	17.9	28.1	—	1.7	8.0
Specialist Agencies	2.5	22.5	43.1	1.8	(0.6)	289.7
	99.6	293.1	444.0	1.8	23.8	412.9
2020
Global Integrated Agencies	61.3	234.2	449.7	2,355.1	19.0	158.4
Public Relations	8.0	15.5	32.8	161.5	1.3	6.4
Specialist Agencies	5.1	22.9	59.4	306.3	(156.3)	165.9
	74.4	272.6	541.9	2,822.9	(136.0)	330.7
Notes
[1]Capital additions include purchases of property, plant and equipment and other intangible assets (including capitalised computer software).
[2]Depreciation of property, plant and equipment, depreciation of right-of-use assets and amortisation of other intangible assets.
Contributions by geographical area were as follows:

	2022	2021	2020
	£m	£m	£m
Revenue[1]
North America[2]	5,549.5	4,494.2	4,464.9
United Kingdom	2,003.8	1,866.9	1,637.0
Western Continental Europe	2,876.2	2,786.3	2,441.6
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	3,999.2	3,653.7	3,459.3
	14,428.7	12,801.1	12,002.8
Revenue less pass-through costs[3]
North America[2]	4,688.1	3,849.2	3,743.4
United Kingdom	1,537.2	1,414.3	1,233.8
Western Continental Europe	2,318.5	2,225.4	2,019.4
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	3,255.5	2,908.3	2,765.4

Headline operating profit[4]
North America[2]	770.4	655.7	611.9
United Kingdom	187.1	180.9	137.7
Western Continental Europe	301.3	288.6	198.7
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	483.0	368.3	312.2
	1,741.8	1,493.5	1,260.5
Notes
[1]Intersegment sales have not been separately disclosed as they are not material.
[2]North America includes the United States with revenue of £5,230.9 million (2021: £4,220.8 million, 2020: £4,216.1 million), revenue less pass-through costs of £4,402.0 million (2021: £3,597.4 million, 2020: £3,524.8 million) and headline operating profit of £727.6 million (2021: £615.2 million, 2020: £563.7 million).
[3]Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.
4A reconciliation from reported profit/(loss) before tax to headline operating profit is provided in note 31.

	2022	2021
	£m	£m
Non-current assets[1]
North America[2]	5,896.4	5,075.4
United Kingdom	1,556.2	1,565.4
Western Continental Europe	2,797.9	2,618.8
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	3,151.0	2,933.6
	13,401.5	12,193.2
Notes
[1]Non-current assets excluding financial instruments and deferred tax.
2North America includes the United States with non-current assets of £5,379.5 million (2021: £4,730.1 million).